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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/13/2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 2/14/2008.

Institutional Investment Manager Filing this Report:

Name:     CITADEL LIMITED PARTNERSHIP
Address:  131 SOUTH DEARBORN CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GERALD A. BEESON
Title:    CHIEF FINANCIAL OFFICER
Phone:    (312) 395-3121

Signature, Place, and Date of Signing:

   /s/ Gerald A. Beeson       CHICAGO, ILLINOIS             2/14/2008
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total: $1,344,971
                                        (thousands)

List of Other Included Managers:

NONE

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
                                                              FORM 13F
Page 1 of 2                             Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)

Item 1:                  Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                 ---------- --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                              Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                    ----------------------------              ----------------
                                                          Shares of      (b) Shared
                         Title of    CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer            Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------          ---------- --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
AMERICAN PWR CNVRSION
  CMN STK                  Cmn     029066107 138,261,906  4,519,840  X                               n/a        X
BANK OF NEW YORK CMN
  STOCK                    Cmn     064057102 198,042,714  5,030,295  X                               n/a        X
BK 30.0 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 064057902     306,440        326  X                               n/a      n/a
BK 30.0 STRIKE AMER
  CALL 04/21/2007       Opt (Call) 064057902     219,840        229  X                               n/a      n/a
BK 35.0 STRIKE AMER
  CALL 04/21/2007       Opt (Call) 064057902     269,000        538  X                               n/a      n/a
BMET 35.0 STRIKE AMER
  CALL 01/20/2007       Opt (Call) 090613900     249,600        390  X                               n/a      n/a
BIOMET INC                 Cmn     090613100 115,393,437  2,796,061  X                               n/a        X
TD BANKNORTH INC
  COMMON STOCK             Cmn     87235A101   2,954,556     91,529  X                               n/a        X
DELTA & PINE LAND CO
  CMN STK                  Cmn     247357106  48,673,242  1,203,294  X                               n/a        X
EQUITY OFFICE
  PROPERTIES TR CMN
  STOCK                    Cmn     294741103   4,336,745     90,030  X                               n/a        X
KINDER MORGAN INC.
  COMMON STOCK             Cmn     49455P101  76,405,644    722,512  X                               n/a        X
MERCANTILE BANKSHARES
  CORP CMN STK             Cmn     587405101  28,012,518    598,686  X                               n/a        X
REDBACK NETWORKS
  COMMON STOCK             Cmn     757209507  24,780,010    993,585  X                               n/a        X
SKY FINANCIAL GROUP
  INC CMN STK              Cmn     83080P103  80,716,885  2,828,202  X                               n/a        X
SABRE HOLDINGS CORP
  CMN STK                  Cmn     785905100  97,142,840  3,046,185  X                               n/a        X
COLUMN TOTALS                                815,765,377

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
                                                              FORM 13F
Page 2 of 2                             Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)

Item 1:                 Item 2:   Item 3:    Item 4:      Item 5:             Item 6:              Item 7:        Item 8:
-------                 -------- --------- ------------- ---------- ---------------------------- ------------ ----------------
                                                                                                              Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                    ----------------------------              ----------------
                                                         Shares of       (b) Shared
                        Title of   CUSIP       Fair      Principal  (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer           Class    Number   Market Value   Amount    Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------          -------- --------- ------------- ---------- ---- ----------- ----------- ------------ ---- ------ ----
UNIVISION
  COMMUNICATIONS INC
  CMN STOCK............   Cmn    914906102   401,446,738 11,333,900  X                               n/a        X
UVN 35.0 STRIKE AMER      Opt
  CALL 01/20/2007......  (Call)  914906902       660,270     10,158  X                               n/a      n/a
HET 70.0 STRIKE AMER      Opt
  CALL 01/20/2007......  (Call)  413619907       334,100        260  X                               n/a      n/a
HET 75.0 STRIKE AMER      Opt
  CALL 01/20/2007......  (Call)  413619907     1,418,840      1,796  X                               n/a      n/a
HARRAH'S ENTERTAINMENT
  INC CMN STOCK........   Cmn    413619107   112,391,250  1,358,695  X                               n/a        X
JACUZZI BRANDS INC CMN.   Cmn    469865109    12,954,558  1,042,201  X                               n/a        X
COLUMN TOTALS..........                      529,205,757
LONG MARKET VALUE......                    1,344,971,134